UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6264

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	B3	$ 451,264
690	5.125%, 1/01/37	1/15 at 100.00	B3	389,305
1,490	Total Consumer Discretionary			840,569
	Consumer Staples – 3.2% (2.3% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
4,300	4.750%, 6/01/34	6/17 at 100.00	BBB	3,047,023
10,000	5.000%, 6/01/41	6/17 at 100.00	BBB	6,590,900
14,300	Total Consumer Staples			9,637,923
	Education and Civic Organizations – 16.0% (11.1% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,006,330
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	1,890,460
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	504,530
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	1,006,350
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,555	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	3,614,084
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	2,329,081
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A1	126,115
	2004L, 5.125%, 7/01/22 – NPFG Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A1	1,370,420
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A1	2,807,395
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2001G:
1,000	5.250%, 7/01/20 – NPFG Insured	7/11 at 100.00	A+	1,032,050
1,945	5.250%, 7/01/21 – NPFG Insured	7/11 at 100.00	A+	2,006,268
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	1,334,970
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	2,621,344
185	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	A+	186,606
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	A	1,635,156
	5.000%, 7/01/16 – FGIC Insured
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	Baa1	629,679
	5.500%, 7/01/23 – RAAI Insured
510	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	Baa1	483,970
	5.000%, 7/01/37 – RAAI Insured
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	A1	1,508,207
	Series 2004A, 5.125%, 7/01/21 – FGIC Insured
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	Baa1	1,077,783
	2002A, 5.000%, 7/01/17 – RAAI Insured
450	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	453,587
	5.000%, 12/01/30
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	12/10 at 101.00	Aaa	2,024,160
	6.125%, 6/01/17 – NPFG Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AAA	2,125,600
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
720	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	733,946
	5.000%, 12/01/25
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	1,176,138
	Bond Trust PA-4643, 19.287%, 6/01/30 (IF) (4)
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	4,259,182
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child
	Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	BBB+	1,989,015
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	BBB+	1,391,002
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	Baa1	2,124,759
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	Baa1	4,075,960
290	5.000%, 12/01/31 – AMBAC Insured	12/12 at 100.00	Baa1	287,352
46,520	Total Education and Civic Organizations			47,811,499
	Financials – 1.7% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	5,163,150
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 21.4% (14.9% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
2,200	5.000%, 2/15/25	2/15 at 100.00	BBB	2,127,114
1,000	5.750%, 2/15/34	8/14 at 100.00	BBB	1,003,540
1,920	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	1,955,098
	Series 2008A, 5.000%, 7/01/27
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	N/R	5,660,933
	Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AAA	1,502,731
	Tender Option Bond Trust 3018, 19.156%, 7/01/38 – AGC Insured (IF)
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	2,011,260
	University Hospital, Series 2007, 5.750%, 7/01/37
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,780,375
	Medical Center, Series 2007, 5.000%, 7/01/37
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aa3	1,296,157
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	392,932
	Hospital, Series 2005A, 5.500%, 7/01/36
650	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	625,320
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	602,682
	Center, Series 2006, 5.125%, 7/01/35
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,033,900
	Obligated Group, Series 2001, 5.500%, 7/01/21
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	1/11 at 100.00	AAA	3,501,190
	Obligated Group, Series 1999, 5.250%, 7/01/29 – AGM Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
3,850	5.750%, 7/01/25	1/11 at 100.00	A2	3,853,542
2,000	5.750%, 7/01/31	1/11 at 100.00	A2	2,001,200
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,426,828
1,600	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,413,168
1,885	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BB+	1,572,392
	Care System, Series 2006A, 5.000%, 7/01/29
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	2,395,289
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	2,761,565
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,725,734
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	686,167
2,160	5.000%, 7/01/36	7/16 at 100.00	A2	2,150,582
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,264,956
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	1/11 at 100.00	Baa2	2,002,380
	Hospital, Series 2000A, 6.875%, 7/01/20
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	N/R	2,628,415
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
2,605	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	1/11 at 100.00	Baa1	2,437,472
	Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 –
	NPFG Insured
3,595	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	3,663,125
	2007-I, 5.000%, 7/01/38 – AGC Insured
3,570	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	3,640,543
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30
65,535	Total Health Care			64,116,590
	Housing/Multifamily – 1.9% (1.3% of Total Investments)
	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,868,430
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,065,960
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/10 at 101.00	Aaa	2,791,226
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)
5,623	Total Housing/Multifamily			5,725,616
	Housing/Single Family – 2.3% (1.6% of Total Investments)
1,725	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	Aaa	1,727,553
	2000CC, 5.875%, 10/01/31 – NPFG Insured (Alternative Minimum Tax)
350	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	336,074
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,430	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,442,272
	Bonds, Series 2001A, 5.200%, 12/01/33
2,430	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,442,247
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)
6,935	Total Housing/Single Family			6,948,146
	Long-Term Care – 2.7% (1.9% of Total Investments)
1,870	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,646,610
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,137,128
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,720	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/11 at 103.00	Aaa	2,756,013
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	616,158
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A–	1,081,674
	Jersey, Series 2002, 5.250%, 6/01/32
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good	7/11 at 100.00	N/R	965,060
	Shepherd Obligated Group, Series 2001, 5.100%, 7/01/21 – RAAI Insured
8,410	Total Long-Term Care			8,202,643
	Tax Obligation/General – 5.5% (3.8% of Total Investments)
	Clifton, New Jersey, General Obligation Bonds, Series 2002:
920	5.000%, 1/15/21 – FGIC Insured	1/11 at 100.00	Aa3	934,784
880	5.000%, 1/15/22 – FGIC Insured	1/11 at 100.00	Aa3	892,646
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	Aa3	4,567,804
	AMBAC Insured
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	1,031,956
	5.000%, 8/01/27
5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA	5,153,250
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	N/R	1,797,146
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	N/R	1,945,270
15,585	Total Tax Obligation/General			16,322,856
	Tax Obligation/Limited – 34.4% (24.0% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	2,152,827
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	2,245,582
	2007, 5.250%, 12/15/22 – AMBAC Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,209,945
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 – NPFG Insured	9/15 at 100.00	AA+	1,101,100
1,420	5.000%, 9/01/22 – NPFG Insured	9/15 at 100.00	AA+	1,555,610
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,159,815
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,606,457
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	No Opt. Call	N/R	1,517,553
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,119,290
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,238,580
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	5,954,562
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,965	5.500%, 6/15/24	6/12 at 100.00	BBB	1,951,127
5,750	5.750%, 6/15/34	6/14 at 100.00	BBB	5,639,830
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AAA	4,927,029
	Series 2005C, 5.000%, 3/01/27 – AGM Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	5,604,550
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	197,915
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	317,414
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	2,036,644
3,930	5.000%, 9/01/37	9/17 at 100.00	AA–	4,073,288
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	2,210,863
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,533,750
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AA–	3,066,813
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	4,570,073
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	864,051
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	1,201,087
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	2,094,180
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	3,879,240
	Appreciation Series 2010A, 0.000%, 12/15/30
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA–	5,056,671
	2006A, 5.500%, 12/15/22
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	4,939,200
	5.500%, 12/15/16 – NPFG Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	4,278,261
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
13,755	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	4,950,012
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AAA	2,804,200
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AAA	3,790,450
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA–	2,636,150
	5.000%, 12/15/26 – AMBAC Insured
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aa3	1,662,798
	Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A3	1,185,578
	2006A, 4.500%, 7/01/36 – CIFG Insured
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,653,102
	Lien Series 2010B, 5.250%, 10/01/29
132,540	Total Tax Obligation/Limited			102,985,597
	Transportation – 26.3% (18.3% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	2,339,820
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – NPFG Insured	1/15 at 100.00	A+	2,085,560
4,050	5.000%, 1/01/26 – NPFG Insured	1/15 at 100.00	A+	4,204,953
1,500	5.000%, 1/01/27 – NPFG Insured	1/15 at 100.00	A+	1,558,620
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/12 at 100.00	AAA	3,016,388
	District Project, Series 2001A, 5.200%, 1/01/27 – AGM Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/10 at 100.00	CCC+	2,660,400
	7.100%, 11/01/31 (Alternative Minimum Tax)
3,405	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A1	3,647,879
	FGIC Insured
160	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	193,373
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	10,369,154
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AAA	1,451,765
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,194,320
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	7,483,559
	Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	1,260,480
	Eighth Series 2008, Trust 2920, 17.470%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	2,081,280
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – AGM Insured	4/12 at 101.00	AAA	2,395,482
5,000	5.000%, 4/15/32 – AGM Insured	4/12 at 101.00	AAA	5,177,200
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	3,731,700
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	6,612,199
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/10 at 100.00	A	12,147,705
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	1/13 at 100.00	A	2,017,560
	2002K, 5.100%, 1/01/33
75,605	Total Transportation			78,629,397
	U.S. Guaranteed – 18.1% (12.6% of Total Investments) (5)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (5)	2,795,650
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	A2 (5)	1,699,920
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (5)	2,292,617
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,603,160
	2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	2,361,460
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,387,358
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	A2 (5)	2,178,760
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	A+ (5)	1,468,571
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	A+ (5)	1,382,507
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	A+ (5)	2,169,206
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	N/R (5)	3,189,150
	Obligated Group, Series 2003A, 5.375%, 7/01/33 (Pre-refunded 7/01/13)
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (5)	8,674,767
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	2,035,030
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	212,323
55	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (5)	69,278
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,889,793
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (5)	1,433,825
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
7,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	7,642,349
	5.500%, 10/01/34 (Pre-refunded 10/01/10)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
955	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,023,559
3,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,308,640
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,175	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,225,842
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,978,876
48,475	Total U.S. Guaranteed			54,022,641
	Utilities – 3.6% (2.5% of Total Investments)
2,835	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	No Opt. Call	Ba2	2,778,187
	Resource Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative
	Minimum Tax)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AA+	2,321,698
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	4/12 at 101.00	Baa1	2,513,700
	Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative
	Minimum Tax)
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds,	12/10 at 100.00	A	2,999,880
	Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)
10,390	Total Utilities			10,613,465
	Water and Sewer – 6.2% (4.3% of Total Investments)
3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds,	1/11 at 100.00	A	3,001,530
	Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds,
	Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	N/R	1,852,253
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	N/R	1,924,530
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	N/R	1,045,420
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	3,095,250
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	N/R	3,155,910
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	N/R	3,123,480
1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000,	1/11 at 101.00	Aaa	1,283,850
	5.000%, 1/01/18
17,835	Total Water and Sewer			18,482,223
$ 454,243	Total Investments (cost $423,955,343) – 143.6%			429,502,315
	Other Assets Less Liabilities – 4.3%			13,114,971
	Auction Rate Preferred Shares, at Liquidation Value – (47.9)% (6)			(143,450,000)
	Net Assets Applicable to Common Shares – 100%			$ 299,167,286

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$429,502,315	$ —	$429,502,315

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $423,856,781.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 16,333,835
Depreciation	(10,688,301)
Net unrealized appreciation (depreciation) of investments	$ 5,645,534

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Investment, or portion of investment, has been pledged to collateralize for inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010